Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Operating Leases
We are obligated under noncancelable operating leases for corporate office space, warehouse and distribution facilities, trucks and certain equipment.
The future minimum lease commitments under these leases at September 30, 2013 are as follows (in thousands):

Three months ending December 31, 2013	$28,271
Years ending December 31:
2014	106,631
2015	94,988
2016	76,776
2017	60,730
2018	47,713
Thereafter	145,446
Future Minimum Lease Payments	$560,555

Litigation and Related Contingencies
We are a plaintiff in a class action lawsuit against several aftermarket product suppliers. During the three and nine month periods ended September 30, 2012, we recognized gains of $0.5 million and $17.2 million, respectively, resulting from settlements with certain of the defendants. These gains were recorded as a reduction of Cost of Goods Sold on our Unaudited Consolidated Condensed Statements of Income.
We also have certain contingencies resulting from litigation, claims and other commitments and are subject to a variety of environmental and pollution control laws and regulations incident to the ordinary course of business. We currently expect that the resolution of such contingencies will not materially affect our financial position, results of operations or cash flows.

Commitments and Contingencies
Operating Leases
We are obligated under noncancelable operating leases for corporate office space, warehouse and distribution facilities, trucks and certain equipment.
The future minimum lease commitments under these leases at December 31, 2012 are as follows (in thousands):

Years ending December 31:
2013	$99,345
2014	88,494
2015	78,536
2016	62,795
2017	51,159
Thereafter	156,506
Future Minimum Lease Payments	$536,835

Rental expense for operating leases was approximately $101.1 million, $83.7 million and $66.9 million during the years ended December 31, 2012, 2011 and 2010, respectively.
We guarantee the residual values of the majority of our truck and equipment operating leases. The residual values decline over the lease terms to a defined percentage of original cost. In the event the lessor does not realize the residual value when a piece of equipment is sold, we would be responsible for a portion of the shortfall. Similarly, if the lessor realizes more than the residual value when a piece of equipment is sold, we would be paid the amount realized over the residual value. Had we terminated all of our operating leases subject to these guarantees at December 31, 2012, the guaranteed residual value would have totaled approximately $28.7 million. We have not recorded a liability for the guaranteed residual value of equipment under operating leases as the recovery on disposition of the equipment under the leases is expected to approximate the guaranteed residual value.
Litigation and Related Contingencies
We are a plaintiff in a class action lawsuit against several aftermarket product suppliers. During 2012, we recognized gains totaling $17.9 million resulting from settlements with certain of the defendants. These gains were recorded as a reduction of Cost of Goods Sold on our Consolidated Statements of Income. The class action is still pending against two defendants, the results of which are not expected to be material to our results of operations or cash flows. If there is a class settlement with (or a favorable judgment entered against) each of the remaining defendants, we will recognize the gain from such settlement or judgment when substantially all uncertainties regarding its timing and amount are resolved and realization is assured.
We also have certain contingencies resulting from litigation, claims and other commitments and are subject to a variety of environmental and pollution control laws and regulations incident to the ordinary course of business. We currently expect that the resolution of such contingencies will not materially affect our financial position, results of operations or cash flows.